Financing Received from the Argentine Central Bank and Other Financial Institutions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Summary of Loans from the Argentina Central Bank and Other Financial Institutions
The account breaks down as follows as of the indicated dates:

	12.31.24	12.31.23
Argentine Central Bank Financing	351,376	420,073
Correspondents	8,262,146	2,208,979
Financing from Local Financial Institutions	413,790,475	222,168,724
Financing from Foreign Financial Institutions	18,003,821	67,648,038
Financing from International Financial Institutions	1,372,348	8,348,252
Total	441,780,166	300,794,066

Schedule of Credit Lines with Local and International Financial Institutions and Entities
The following table details the credit lines with local and international financial institutions and entities as of the indicated dates:

Financial Institutions and/or Agencies	Placement Date	Currency	Term(*)	Rate(*)	Maturity	Amount as of 12.31.24(**)
Local Institutions
BICE	Sundry Dates	Ps.	1646 days	40.00	Sundry Dates	39,076,777
Agreements with Banks(1)	Sundry Dates	Ps.	218 days	40.23	Sundry Dates	359,388,689
Calls taken with entities within the private sector	12.26.24	Ps.	7 days	32.00	01.02.25	5,000,000
Calls taken with entities within the private sector	12.27.24	US$	7 days	3.00	01.03.25	10,325,009
Argentine Central Bank	12.30.24	Ps.	3 days	0.00	01.02.25	351,376
International Institutions
Correspondents	12.30.24	US$	3 days	0.00	01.02.25	8,262,146
Pre-financing	Sundry Dates	US$	129 days	6.95	Sundry Dates	19,376,169
Total						441,780,166
(*)    Weighted average.
(**)    It includes principal and interest.
(1)    Mainly correspond to Naranja X’ credit lines.

Financial Institutions and/or Agencies	Placement Date	Currency	Term(*)	Rate(*)	Maturity	Amount as of 12.31.23(**)
Local Institutions
BICE	Sundry Dates	Ps.	1668 days	9.9	Sundry Dates	10,566,640
BICE	Sundry Dates	US$	1748 days	9.4	Sundry Dates	2,898,767
Agreements with Banks(1)	Sundry Dates	Ps.	234 days	133.1	Sundry Dates	206,029,289
Calls taken with entities within the private sector	12.29.23	Ps.	4 days	80.0	01.02.24	2,674,028
Argentine Central Bank	12.29.23	Ps.	4 days	—	01.02.24	420,073
International Institutions
Correspondents	12.29.23	US$	4 days	—	01.02.24	2,208,979
IFC	Sundry Dates	US$	2266 days	8.5	Sundry dates	5,868,608
Pre-financing	Sundry Dates	US$	182 days	5.6	Sundry dates	70,127,682
Total						300,794,066
(*)    Weighted average.
(**)    It includes principal and interest.
(1) Mainly correspond to Naranja X’ credit lines.